Consolidated Statements of Operations and Comprehensive Income (Loss) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 6,761.3	$ 5,136.6
Expenses
Cost of sales	5,963.7	4,662.9
Selling, general and administrative expenses	730.4	562.7
Interest and other finance costs	489.3	432.5
Loss on sale of property and equipment	4.7	2.2
Loss on foreign exchange	217.7	16.2
Mark-to-market (gain) loss on Purchase Contracts	(266.8)	349.6
Gain on divestiture	(4.9)	(153.3)
Impairment and other	7.2	0.0
Total expenses by nature	7,141.3	5,872.8
Share of net income of investments accounted for using the equity method	20.7	0.0
Loss before income taxes	(359.3)	(736.2)
Current income tax expense	4.4	22.5
Deferred tax recovery	(180.5)	(131.7)
Income tax recovery	(176.1)	(109.2)
Net loss from continuing operations	(183.2)	(627.0)
Net (loss) income from discontinued operations	(127.9)	20.2
Net loss	(311.1)	(606.8)
Less: Net income attributable to non-controlling interests	0.7	0.0
Net loss attributable to GFL Environmental Inc.	(311.8)	(606.8)
Items that may be subsequently reclassified to net loss
Currency translation adjustment	449.5	(9.1)
Reclassification to net loss of fair value movements on cash flow hedges, net of tax	(0.4)	(4.4)
Fair value movements on cash flow hedges, net of tax	(64.9)	1.3
Other comprehensive income (loss) from continuing operations	384.2	(12.2)
Comprehensive income (loss) from continuing operations	201.0	(639.2)
Comprehensive (loss) income from discontinued operations	(127.9)	20.2
Total comprehensive income (loss)	73.1	(619.0)
Less: Total comprehensive income attributable to non-controlling interests	0.9	0.0
Total comprehensive income (loss) attributable to GFL Environmental Inc.	$ 72.2	$ (619.0)
Basic and diluted (loss) earnings per share
Basic (loss) earnings per share continuing operations	$ (0.73)	$ (1.88)
Diluted (loss) earnings per share continuing operations	(0.73)	(1.88)
Basic (loss) earnings per share discontinued operations	(0.35)	0.05
Diluted (loss) earnings per share discontinued operations	(0.35)	0.05
Total operations basic	(1.08)	(1.83)
Total operations diluted	$ (1.08)	$ (1.83)